STOCKHOLDERS EQUITY	12 Months Ended
Jul. 31, 2017
STOCKHOLDERS EQUITY [Text Block]

NOTE 12 – STOCKHOLDERS’ EQUITY

In June 2017, the Board of Directors adopted a stock incentive plan named Xiangtian (USA) Air Power Co. Ltd. 2017 Stock Incentive Plan (the “Plan”).

As of July 31, 2017, we had not made any awards under the Plan. In the future, we may adopt and establish an equity incentive plan pursuant to which awards may be granted if our Compensation Committee determines that it is in the best interests of our stockholders and the Company to do so.